Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties
Schedule of related party transactions
	Balances at December 31, 2018					Balances at December 31, 2017
	Associates companies, Jointly-controlled investment and Related companies					Associates companies, Jointly-controlled investment and Related companies
	Odebrecht and					Odebrecht and
	subsidiaries		Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates		subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable			20,119	2,687	22,806	7,634	45,184	60,502	113,320
Inventories	8,665	9(c.i) and	30,193		38,858	250,904	118		251,022
Dividends and interest on capital		(c.ii)		890	890			10,859	10,859
Total assets	8,665		50,312	3,577	62,554	258,538	45,302	71,361	375,201

Liabilities
Current
Trade payables	16,851		160,324		177,175	21,530	149,058	700	171,288
Other payables	2,841		484		3,325	2,338	562	7,591	10,491
Total liabilities	19,692		160,808		180,500	23,868	149,620	8,291	181,779

	Twelve-month period ended December 31, 2018					Twelve-month period ended December 31, 2017				Twelve-month period ended December 31, 2016
	Associates companies, Jointly-controlled investment and Related companies					Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Odebrecht and					Odebrecht and				Odebrecht and
	subsidiaries		Petrobras and			subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates		subsidiaries	Other	Total	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products			1,225,443	736,192	1,961,635	27,467	1,810,789	629,302	2,467,558	49,051	2,023,815	562,709	2,635,575
Purchases of raw materials, finished goods
services and utilities	460,480		15,540,144	3,800	16,004,424	742,161	12,795,819	5,664	13,543,644	1,564,103	12,291,190	56,170	13,911,463
Financial income (expenses)			(49)		(49)	2,056	(39,433)		(37,377)	(21)	6,452		6,431
Other income	4,214				4,214
General and administrative expenses
Post-employment benefits plan ("EPE")
Odebrecht Previdência Privada ("Odeprev")				48,514				36,725	36,725			41,845	41,845
Acquisiton of subsidiary						610,000			610,000

Schedule of key management personnel
Income statement transactions	2018	2017	2016
Remuneration
Short-term benefits	60,922	60,303	44,277
Post-employment benefit	989	664	515
Long term incentive plan	4,404
Total	66,315	60,967	44,792